Changes in liabilities arising from financing activities - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		$ 17,002	$ (20,985)
Non-cash changes		6,207	8,560
of which: foreign currency translation		6,824	(270)
of which: fair value changes		(1,946)	7,424
of which: other	[1]	1,328	1,406
Balance		202,535	179,327	$ 191,752
Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		22,428	(22,704)
Non-cash changes		6,308	930
of which: foreign currency translation		4,980	(476)
of which: other	[1]	1,328	1,406
Balance		139,232	110,497	132,271
of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		23,845	(17,149)
Non-cash changes		984	(39)
of which: foreign currency translation		984	(39)
Balance		46,666	21,837	39,025
of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(1,417)	(5,555)
Non-cash changes		5,324	969
of which: foreign currency translation		3,995	(438)
of which: other	[1]	1,328	1,406
Balance		92,566	88,660	93,246
Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(5,420)	2,144
Non-cash changes		(146)	7,634
of which: foreign currency translation		1,764	212
of which: fair value changes		(1,909)	7,421
Balance		61,243	66,809	57,031
Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	[2]	(6)	(425)
Non-cash changes	[2]	44	(3)
of which: foreign currency translation	[2]	81	(6)
of which: fair value changes	[2]	(37)	3
Balance	[2]	2,060	2,022	2,450
UBS AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		16,899	(20,985)
Non-cash changes		6,203	8,588
of which: foreign currency translation		6,825	(270)
of which: fair value changes		(1,946)	7,424
of which: other	[3]	1,324	1,434
Balance		202,633	179,531	191,928
UBS AG | Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		18,722	(28,355)
Non-cash changes		3,794	(55)
of which: foreign currency translation		3,589	(346)
of which: other	[3]	205	291
Balance		85,351	62,835	91,245
UBS AG | of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		23,845	(17,149)
Non-cash changes		984	(39)
of which: foreign currency translation		984	(39)
Balance		46,666	21,837	39,025
UBS AG | of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(5,123)	(11,206)
Non-cash changes		2,810	(16)
of which: foreign currency translation		2,605	(307)
of which: other	[3]	205	291
Balance		38,685	40,998	52,220
UBS AG | Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows		(6,423)	1,947
Non-cash changes		(301)	7,614
of which: foreign currency translation		1,760	210
of which: fair value changes		(2,061)	7,404
Balance		59,868	66,592	57,031
UBS AG | Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	[4]	(6)	(425)
Non-cash changes	[4]	44	(3)
of which: foreign currency translation	[4]	82	(6)
of which: fair value changes	[4]	(38)	3
Balance	[4]	2,060	2,022	2,450
UBS AG | Funding from UBS Group AG and its subsidiaries
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	[5]	4,606	5,848
Non-cash changes	[5]	2,666	1,033
of which: foreign currency translation	[5]	1,395	(128)
of which: fair value changes	[5]	152	17
of which: other	[3],[5]	1,119	1,144
Balance	[5]	$ 55,354	$ 48,083	$ 41,202

[1]	Includes the effect of fair value hedges on long-term debt. Refer to Note 1a item 2j and Note 17 for more information
[2]	Included in balance sheet line Other financial liabilities designated at fair value.
[3]	Includes the effect of fair value hedges on long-term debt. Refer to Note 1a item 2j and Note 17 for more information
[4]	Included in balance sheet line Other financial liabilities designated at fair value.
[5]	Includes funding from UBS Group AG and its subsidiaries measured at amortized cost (refer to Note 15b) and measured at fair value (refer to Note 19b).